Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Property and equipment	$ 3,022,629	$ 2,890,513
Less: accumulated depreciation	(1,636,931)	(1,300,160)
Property and equipment, net	1,385,698	1,590,353
Depreciation expense	355,566	358,587	$ 182,786
Furniture And Fixtures
Property and Equipment
Property and equipment	688,487	580,065
Leasehold Improvements
Property and Equipment
Property and equipment	380,187	380,187
Equipment
Property and Equipment
Property and equipment	1,037,231	985,699
Office Equipment
Property and Equipment
Property and equipment	165,774	154,043
Vehicles
Property and Equipment
Property and equipment	$ 750,950	$ 790,519